UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
 INVESTMENT COMPANY

Investment Company Act file number 811-6194

UTC North American Fund, Inc.
(Exact name of registrant as specified in charter)

c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan St., Third Floor, Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Foley & Lardner LLP,
555 S. Flower Street, 35th Floor,
Los Angeles, CA 90071
(Name and address of agent for service)

1-800-368-3322
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2011

Date of reporting period:  March 31, 2011

Item 1. Schedule of Investments.

UTC North American Fund
Schedule of Investments
March 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS - 76.6%
	Capital Goods - 3.4%
53,815	General Electric Co.	$1,078,991

	Computers & Peripherals - 7.8%
3,694	Apple Inc. (a)	1,287,174
46,099	EMC Corp. (a)	1,223,929
		2,511,103
	Consumer Discretionary - 6.8%
8,700	Darden Restaurants, Inc.	427,431
6,372	Target Corp.	318,664
7,200	The TJX Companies, Inc.	358,056
9,400	The Walt Disney Co.	405,046
13,385	Yum! Brands, Inc.	687,721
		2,196,918
	Data Processing - 2.2%
13,863	Automatic Data Processing, Inc.	711,310

	Electric Utilities - 3.4%
60,275	Duke Energy Corp.	1,093,991

	Electronic Equipment, Instruments & Components - 1.0%
7,500	Agilent Technologies, Inc. (a)	335,850

	Financial Services - 0.6%
10,799	Bank of America Corp.	143,951
9,800	Citigroup, Inc. (a)	43,316
		187,267
	Health Care - 5.7%
5,200	Beckman Coulter, Inc.	431,964
43,010	Pfizer Inc.	873,533
6,300	UnitedHealth Group, Inc.	284,760
3,700	WellPoint Inc.	258,223
		1,848,480
	Hotels, Restaurants & Leisure - 1.5%
6,379	McDonald's Corp.	485,378

	Industrial Conglomerates - 3.7%
12,726	3M Co.	1,189,881

	Internet Software & Services - 3.2%
1,747	Google Inc. - Class A (a)	1,024,109

	Machinery - 3.8%
11,007	Caterpillar Inc.	1,225,629

	Metals & Mining - 4.2%
13,642	Cliffs Natural Resources Inc.	1,340,736

	Oil, Gas & Consumable Fuels - 15.9%
23,896	Canadian Natural Resources Ltd. (f)	1,181,179
25,767	Energy Transfer Partners, L.P.	1,333,700
16,272	Exxon Mobil Corp.	1,368,963
19,435	Petroleo Brasileiro S.A. - Petrobras - ADR (f)	785,757
7,157	Plains All American Pipeline. L.P.	456,116
		5,125,715
	Semiconductor - 1.2%
19,300	Intel Corp.	389,281

	Technology - 2.8%
17,400	Corning Inc.	358,962
3,300	International Business Machines Corp. (IBM)	538,131
		897,093
	Telecommunications - 1.4%
8,500	American Tower Corp. - Class A (a)	440,470

	Textiles, Apparel & Luxury Goods - 3.2%
19,541	Coach, Inc.	1,016,914

	Thrifts & Mortgage Finance - 3.3%
62,481	New York Community Bancorp, Inc.	1,078,422

	Transportation - 1.5%
4,900	Union Pacific Corp.	481,817

	TOTAL COMMON STOCKS (Cost $21,605,671)	24,659,355

	EXCHANGE TRADED FUNDS - 9.8%
	Investment Companies - 9.8%
9,749	iShares iBoxx $ Investment Grade Corporate Bond Fund (a)	1,054,842
15,473	Jefferies TR/J CRB Global Commodity Equity Index Fund	823,937
14,847	Market Vectors Russia ETF	617,932
32,188	PowerShares Global Water Portfolio	657,601

	TOTAL EXCHANGE TRADED FUNDS (Cost $3,091,293)	3,154,312

Principal
Amount		Value
	ASSET BACKED SECURITIES - 0.4%
	Continental Airlines Inc. Pass Thru Certificates
$62,047	Series 2000-2, 7.707%, 10/02/2021 (Acquired 07/19/2005, Cost $62,109) (b)(c)(e)	67,166
	FedEx Corp.
71,633	1993-A, 8.760%, 05/22/2015	80,228

	TOTAL ASSET BACKED SECURITIES (Cost $140,968)	147,394

	CORPORATE BONDS - 10.5%
	Insurance - 3.3%
	Sagicor Finance Ltd.
1,005,000	7.500%, 05/12/2016 (f)	1,049,854

	Metals - 2.6%
	Usiminas Commercial Ltd
750,000	7.250%, 01/18/2018 (Acquired various detes, Cost $786,156) (b)(c)(f)	836,250

	Oil, Gas & Consumable Fuels - 0.4%
	Petroldrill Four Ltd.
91,691	4.620%, 04/15/2016	95,707
	Rowan Companies
26,000	5.880%, 03/15/2012	26,548
		122,255
	Tobacco - 0.9%
	Altria Group, Inc.
260,000	8.500%, 11/10/2013	303,395

	Transportation - 3.3%
	The Burlington Northern and Santa Fe Railway Co.
88,054	5.943%, 01/15/2022	98,333
	Canadian Pacific Railway Co.
720,000	7.250%, 05/15/2019 (f)	854,395
	Norfolk Southern Corp.
100,000	5.257%, 09/17/2014	110,161
		1,062,889

	TOTAL CORPORATE BONDS (Cost $3,207,826)	3,374,643

	MORTGAGE BACKED SECURITIES - 0.8%
	GS Mortgage Securities Corp. II
250,000	Series 2007-GG10, Class A4, 5.807%, 08/10/2045 (d)	265,816

	TOTAL MORTGAGE BACKED SECURITIES (Cost $183,705)	265,816

	SHORT TERM INVESTMENTS - 2.2%
	U.S. Treasury Bills - 2.2%
	United States Treasury Bills
538,000	0.15%, 09/15/2011	537,626
160,000	0.15%, 09/22/2011	159,881

	TOTAL SHORT TERM INVESTMENTS (Cost $697,715)	697,507

	Total Investments (Cost $28,927,178) - 100.3%	32,299,027
	Liabilities in Excess of Other Assets - (0.3)%	(100,030)
	TOTAL NET ASSETS - 100.0%	$32,198,997

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Restricted Security. The total value of restricted securities is $903,416 (2.8% of net assets) at March 31, 2011.
(c)	144A Security
(d)	Variable Rate
(e)	Illiquid Security
(f)	Foreign Issued Security

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows*:

	Cost of investments	28,927,178
	Gross unrealized appreciation	4,219,682
	Gross unrealized depreciation	(847,833)
	Net unrealized appreciation	3,371,849

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Summary of Fair Value Exposure at March 31, 2011

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The investments whose values are based on quoted market prices in active market, and are therefore classified within level 1, include active listed domestic equities (including rights and warrants) included listed ADRs, Exchange Traded Funds and Preferred Stocks.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include, fixed income, ADRs and restricted stock securities.

The following is a summary of the inputs used to value the Fund's (Portfolio's) net assets as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Asset Backed Securities	-	80,228	67,166	147,394
Common Stocks	24,659,355	-	-	24,659,355
Corporate Bonds	-	3,374,643	-	3,374,643
Investment Company	-	3,154,312	-	3,154,312
Mortgage Backed Securities	-	265,816	-	265,816
Short-Term Investments	697,507	-	-	697,507
Total**	25,356,862	6,874,999	67,166	32,299,027

			Investments in Securities
			Period Ended
Fair Value Measurement Using Significant Unobservable Inputs (Level 3)			March 31, 2011
Fair Value as of 12/31/10			$69,182
Total unrealized gain (losses) included in earnings			(2,016)
Total realized gain (losses) included in earnings			-
Net purchase (sales)			-
Transfer in (out)			-
Fair Value as of 3/31/11			$67,166

The amount of total gains or losses for the period included in net increase (decrease) in net asset applicable to outstanding shares attributed to the change in unrealized gains or losses relating
to assets still held at the reporting date			$-

In January 2010, FASB issued Accounting Standards Update No. 2010-06, Improving Disclosures about Fair Value Measurements (ASU 2010-06). ASU 2010-06 requires new disclosures regarding transfers in and out of Levels 1 and 2 (effective for interim and annual periods beginning after December 15, 2009), as well as additional details regarding Level 3 transaction activity (effective for interim and annual periods beginning after December 15, 2010). There were no significant transfers into or out of Level 1, Level 2 and Level 3 fair value measurements during the reporting period for the Fund, as compared to their classification from the most recent annual report.

**Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UTC North American Fund, Inc.

By /s/ Amoy Van Lowe
                      Amoy Van Lowe, President

Date  May 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Amoy Van Lowe
                      Amoy Van Lowe, President

Date  May 26, 2011

By /s/ Michelle Persad
                      Michelle Persad, Treasurer

Date  May 26, 2011